FAIR VALUE (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Feb. 28, 2019	Feb. 28, 2018
Short-term investments
Variable-rate financial instruments	$ 99,663	$ 18,224
Trading Securities		50,626
Long-term investments
Equity Securities, FV-NI	132,143
Fair value option investments	7,484	7,786
Available-for-sale investments	346,185	322,778
Total	585,475	399,414
Significant Other Active Market for Identical Assets (Level 1) [Member]
Short-term investments
Variable-rate financial instruments	0	0
Trading Securities		50,626
Long-term investments
Equity Securities, FV-NI	132,143
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	132,143	50,626
Significant Observable Inputs (Level 2) [Member]
Short-term investments
Variable-rate financial instruments	99,663	18,224
Trading Securities		0
Long-term investments
Equity Securities, FV-NI	0
Fair value option investments	0	0
Available-for-sale investments	0	0
Total	99,663	18,224
Unobservable Inputs (Level 3) [Member]
Short-term investments
Variable-rate financial instruments	0	0
Trading Securities		0
Long-term investments
Equity Securities, FV-NI	0
Fair value option investments	7,484	7,786
Available-for-sale investments	346,185	322,778
Total	$ 353,669	$ 330,564